SHARE OPTION PLANS - Summary of Nonvested Shares (Detail) (CNY)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2012	669,738
Granted
Vested	(281,031)
Forfeited	(3,751)
Nonvested at December 31, 2012	384,956
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2012	12
Granted
Vested	14
Forfeited	21
Nonvested at December 31, 2012	11